Revolving Credit Facility, Notes Payable to Affiliates and Subordinated Convertible Note Payable to Affiliate	9 Months Ended	12 Months Ended
	Oct. 29, 2011	Jan. 29, 2011
Revolving Credit Facility, Notes Payable To Affiliates And Subordinated Convertible Note Payable To Affiliate [Abstract]
REVOLVING CREDIT FACILITY, NOTES PAYABLE TO AFFILIATES AND SUBORDINATED

NOTE 5 - REVOLVING CREDIT FACILITY, NOTES PAYABLE TO AFFILIATES AND SUBORDINATED CONVERTIBLE NOTE PAYABLE TO AFFILIATE

The Company’s revolving credit facility, notes payable to affiliates and subordinated convertible note payable to affiliate consist of the following:

	October 29, 2011	January 29, 2011
	(in thousands)
Revolving credit facility interest payable monthly, secured by a pledge of substantially all of the Company’s assets	$58,289	$57,879
Subordinated convertible note payable-affiliate	—	5,000
Subordinated non-convertible notes payable-affiliates	95,366	90,739

	153,655	153,618
Less current portion	—	(373)

Total long-term debt	$153,655	$153,245

The Company has a $225 million revolving Senior Credit Facility with a syndicate of banks that is used for the Company’s general corporate purposes and those of its subsidiaries, including working capital. This facility does not require amortization of principal and is scheduled to expire in January 2015, when all amounts will be due and payable in full. Under this facility, revolving loans may be drawn, repaid and reborrowed up to the amount available under a borrowing base calculated with reference to specified percentages of the Company’s credit card and trade receivables and inventory, which may be reduced by the lender in its reasonable discretion. The Company must maintain availability under the facility of at least $10 million. As of October 29, 2011, the Company had $86.5 million of availability.

Interest under the Senior Credit Facility is at variable rates plus specified margins that are determined based upon the Company’s excess availability from time to time. The Company is also required to pay monthly commitment fees based on the unused amount of the Senior Credit Facility and a monthly fee with respect to outstanding letters of credit.

All obligations of the Company related to the Senior Credit Facility are secured by first priority perfected security interests in all personal and real property owned by the Company, including without limitation 100% (or, in the case of excluded foreign subsidiaries, 66%) of the outstanding equity interests in the subsidiaries. The Company is subject to customary limitations on its ability to, among other things, pay dividends and make distributions, make investments and enter into joint ventures, and dispose of assets. The Company was in compliance with all financial and operating covenants as of October 29, 2011.

In addition, the Company has outstanding unsecured debt obligations as follows:

(i)	a promissory note in the principal amount of $35 million, held by Quality King (the “QKD Note”), which provides for payment of principal in quarterly installments between April 30, 2015 and July 31, 2018 and payment of interest in quarterly installments commencing on January 31, 2011 at the then current senior debt rate, as defined in the Senior Credit Facility, plus 1% per annum;

(ii)	promissory notes in the aggregate principal amount of approximately $55.4 million, held by six estate trusts established by Glenn, Stephen and Arlene Nussdorf (the “Nussdorf Trust Notes”), which provide for payment of the principal in full on April 30, 2015 and payments of interest in quarterly installments commencing on January 31, 2011 at the then current senior debt rate plus 2% per annum; and

(iii)	a promissory note in the principal amount of $5 million held by Glenn and Stephen Nussdorf (the “2004 Note”), which provides for payment in January 2009 and is currently in default because of the restrictions on payment described below, resulting in an increase of 2% in the nominal interest rate, which is the prime rate plus 1%. The 2004 Note was previously convertible into shares of the Company’s common stock at $7.00 per share, however this conversion feature expired on August 11, 2011.

These notes are subordinated to the Senior Credit Facility. No principal may be paid on any of them until three months after the Senior Credit Facility terminates and is paid in full, and payment of interest is subject to satisfaction of certain conditions, including the Company’s maintaining excess availability under the Senior Credit Facility of $17.5 million (or 17.5% of commitment) and a fixed charge coverage ratio, as defined in the credit agreement, of 1.1:1.0. Interest expense on these notes was approximately $1.1 million and $1.4 million for the thirteen weeks ended October 29, 2011 and October 30, 2010, respectively, and $3.7 million and $4.6 million for the thirty-nine weeks ended October 29, 2011 and October 30, 2010, respectively, and is included in interest expense on the accompanying condensed consolidated statements of operations. No payments of principal or interest have been made on the QKD Note and the Nussdorf Trust Notes. On the 2004 Note, no payments of principal have been made and no interest payments have been made since October 2008. Accrued interest payable due at October 29, 2011 and January 29, 2011, respectively on the Nussdorf Trust Notes, the Quality King Note and the 2004 Note was approximately $20.2 million and $16.5 million and is included in other long-term liabilities on the accompanying condensed consolidated balance sheets as of October 29, 2011 and January 29, 2011, respectively.

NOTE 6 - REVOLVING CREDIT FACILITY, NOTES PAYABLE TO AFFILIATES AND SUBORDINATED CONVERTIBLE NOTE PAYABLE TO AFFILIATE

The revolving credit facility, notes payable to affiliates and subordinated convertible note payable to affiliates consist of the following:

	January 29, 2011	January 30, 2010
	(in thousands)
Revolving credit facility, interest payable monthly, secured by a pledge of substantially all of the Company’s assets	$57,879	$40,012
Subordinated convertible note payable-affiliates	5,000	5,000
Subordinated non-convertible notes payable-affiliates	90,739	91,379

	153,618	136,391
Less current portion	(373)	(40,652)

Total long-term debt	$153,245	$95,739

On January 7, 2011, the Company entered into a new $225 million revolving credit facility with a syndicate of banks (the “Senior Credit Facility”). The initial proceeds of the Senior Credit Facility were used to pay amounts incurred in connection with the Company’s previous senior credit facility. The Senior Credit Facility is used for the Company’s general corporate purposes and those of its subsidiaries, including working capital. The Company and certain of its subsidiaries are co-borrowers under the Senior Credit Facility, and certain of the Company’s other subsidiaries have guaranteed all of the obligations thereunder.

The Senior Credit Facility is scheduled to expire on January 7, 2015, when all amounts will be due and payable in full. The Senior Credit Facility does not require amortization of principal and may be paid before maturity in whole or in part at the Company’s option without penalty or premium.

Revolving loans under the Senior Credit Facility may be drawn, repaid and reborrowed up to the amount available under a borrowing base calculated with reference to a specified percentage of the borrowers’ eligible credit card receivables, a specified percentage of the borrowers’ eligible trade receivables and a specified percentage of the borrowers’ eligible inventory from time to time, which may be reduced by the lender in its reasonable discretion. The Senior Credit Facility also includes a sub-limit of $25 million for letters of credit and a sub-limit of $25 million for swing line loans (that is, same-day loans from the lead or agent bank).

Interest under the Senior Credit Facility is, at the Company’s election unless an Event of Default exists, at either (i) the highest of a “base rate”, as defined in the agreement or (ii) the LIBOR rate, plus in each case, specified margins that are determined based upon the Company’s excess availability as calculated under the facility from time to time. Interest rate margins for the first six months are set at 2.75% per annum for LIBOR Rate borrowings and 1.75% for base rate borrowings and may range between 0.25% higher and lower thereafter. The Company is also required to pay monthly commitment fees ranging from .50% to .75% per annum of the unused amount of the Senior Credit Facility, depending on the average outstanding balance, and a monthly fee ranging from 2.50% to 3.00% per annum of the outstanding amount of letters of credit based upon its excess availability.

All obligations of the Company under the Senior Credit Facility and under any interest rate protection or other hedging arrangements entered into in connection with the Senior Credit Facility are secured by first priority perfected security interests in all existing and after-acquired personal property and owned real property owned by the Company and its subsidiaries, which are co-borrowers or guarantors, including, without limitation, 100% (or, in the case of excluded foreign subsidiaries, 66%) of the outstanding equity interests in their subsidiaries.

The Senior Credit Facility imposes customary limitations on the Company’s ability to, among other things: incur additional indebtedness; incur liens or guarantee obligations; pay dividends and make other distributions; make investments and enter into joint ventures; dispose of assets; and engage in transactions with affiliates, except for certain existing arrangements under which the Company leases space and obtains certain business services from affiliated companies and other arrangements in the ordinary course of business and on an arms-length basis. The Senior Credit Facility also provides that advances to suppliers by the Company and its subsidiaries for five days or less may not exceed $8 million with respect to all suppliers or $5 million with respect to any one supplier (together with its affiliates) and other advances to suppliers may not exceed $4 million with respect to all suppliers or $3 million with respect to any one supplier (together with its affiliates). In addition, under the Senior Credit Facility, the Company and its subsidiaries must maintain availability under the facility of at least the greater of 10% of the aggregate amount that may be advanced against eligible credit card receivables, trade receivables and inventory or $10 million. As of January 29, 2011, the Company had $61.9 million available to borrow under the Senior Credit Facility based on the borrowing base at that date.

Any failure to comply with the financial or operating covenants of the Senior Credit Facility or the occurrence of other customary events of default, including a change in control of the Company, would not only prevent the Company and its subsidiaries from being able to borrow additional funds, but would constitute a default, resulting in, among other things, the amounts outstanding, including all accrued interest and unpaid fees, becoming immediately due and payable. The Company was in compliance with all financial and operating covenants as of January 29, 2011.

As a condition of entering into the Senior Credit Facility, effective January 7, 2011, one of the Company’s subsidiaries executed Amended and Restated Subordinated Promissory Notes amending certain outstanding unsecured subordinated debt obligations. The unsecured debt obligations that are subordinated to the Senior Credit Facility are as follows:

(i) a promissory note in the principal amount of $35 million, held by Quality King (the “QKD Note”), which provides for payment of principal in quarterly installments between April 30, 2015 and July 31, 2018 and payment of interest in quarterly installments commencing on January 31, 2011 at the then current senior debt rate, as defined in the Senior Credit Facility, plus 1% per annum;

(ii) promissory notes in the aggregate principal amount of approximately $55.4 million, held by six estate trusts established by Glenn, Stephen and Arlene Nussdorf (the “Nussdorf Trust Notes”), which provide for payment of the principal in full on April 30, 2015 and payments of interest in quarterly installments commencing on January 31, 2011 at the then current senior debt rate plus 2% per annum; and

(iii) a convertible note in the principal amount of $5 million held by Glenn and Stephen Nussdorf (the “Convertible Note”), which allows the holders to convert any or all of the principal and accrued interest into shares of the Company’s common stock at $7.00 per share. This note provides for payment in January 2009 and is currently in default because of the restrictions on payment described below, resulting in an increase of 2% in the nominal interest rate, which is the prime rate plus 1%.

Under the Senior Credit Facility, no principal may be paid on any of the QKD Note, the Nussdorf Trust Notes or the Convertible Note until three months after the Senior Credit Facility terminates and is paid in full, and payment of interest is subject to satisfaction of certain conditions, including the Company’s maintaining excess availability under the Senior Credit Facility of $17.5 million (or 17.5% of commitment) and a fixed charge coverage ratio, as defined in the credit agreement, of 1.1:1.0.

Interest expense on the Nussdorf Trust Notes, the Quality King Note and the Convertible Note was approximately $5.7 million and $7.9 million for fiscal 2010 and 2009, respectively, and is included in interest expense on the accompanying consolidated statements of operations for fiscal 2010 and 2009. No payments of principal have been made on any of these Notes. Accrued interest payable at January 29, 2011 and January 30, 2010, respectively, on the Nussdorf Trust Notes, the Quality King Note and the Convertible Note was approximately $16.5 million and $10.9 million and is included in other long-term liabilities on the accompanying consolidated balance sheets as of January 29, 2011 and January 30, 2010, respectively.

Maturities of the Company’s revolving credit facility, notes payable to affiliates and subordinated convertible note payable to affiliates as of January 29, 2011 are as follows:

Fiscal Year	Maturities
(in thousands)
2011	$373
2012	—
2013	—
2014	57,879
2015	95,366

Total	$153,618